Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2026
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
12.	SUPPLEMENTAL CASH FLOW INFORMATION

The following table reconciles the net changes in non-cash working capital and other liabilities from the consolidated statements of financial position to the consolidated statement of cash flows:

	As at March 31, 2026	As at March 31, 2025
Change in accounts receivable	$(17,173)	$1,097
Change in inventories	787	2,307
Change in prepaid expenses and deposits	2,450	(1,396)
Change in accounts payable and accrued liabilities	(3,638)	2,279
	(17,574)	4,287
Other items impacting changes in non-cash working capital:
Withholding taxes on share units	(124)	(720)
	(17,698)	3,567
Related to operating activities	(23,176)	5,082
Related to investing activities	5,478	(1,515)
Net change in non-cash working capital	$(17,698)	$3,567
Cash interest paid (included in operating activities)	$(1,101)	$(20,841)
Cash interest received (included in operating activities)	$371	$670